Earnings (Loss) per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings (Loss) per Common Share
Weighted average shares outstanding - basic									84,382,000	58,754,000	56,499,000
Effect of potentially dilutive securities (in shares)									5,949,000
Weighted average shares outstanding - diluted									90,331,000	58,754,000	56,499,000
Basic earnings (loss) per common share (in dollars per share)	$ 0.34	$ 0.45	$ 0.25	$ 0.39	$ 0.13	$ (0.07)	$ (0.19)	$ 0.01	$ 1.43	$ (0.10)	$ (0.12)
Diluted earnings (loss) per common share (in dollars per share)	$ 0.34	$ 0.43	$ 0.24	$ 0.39	$ 0.13	$ (0.07)	$ (0.19)	$ 0.01	$ 1.40	$ (0.10)	$ (0.12)
Basic earnings (loss) per share:
Income (loss) applicable to Hilltop common stockholders									$ 120,343	$ (5,851)	$ (6,531)
Diluted earnings (loss) per share:
Income (loss) applicable to Hilltop common stockholders									126,074	(5,851)	(6,531)
Add: interest expense on senior exchangeable notes (net of tax)									5,059
Senior exchangeable notes
Weighted-average equivalent shares excluded from diluted loss:
Weighted-average equivalent shares excluded from diluted loss										6,208,000	6,208,000
Stock options
Weighted-average equivalent shares excluded from diluted loss:
Weighted-average equivalent shares excluded from diluted loss										688,000	199,000
Restricted Stock
Basic earnings (loss) per share:
Less: income applicable to participating shares									(672)
Common Stock
Basic earnings (loss) per share:
Income (loss) applicable to Hilltop common stockholders									121,015	(5,851)	(6,531)
Diluted earnings (loss) per share:
Income (loss) applicable to Hilltop common stockholders									$ 121,015	$ (5,851)	$ (6,531)